Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Derivatives
Derivative financial instruments
Fair value balances	$ 179	$ 161,329
Nondeliverable forwards (NDF) /Nondeliverable swaps (NDS)
Derivative financial instruments
Fair value balances	(1,971)	(3,771)
Embedded options within listed bonds
Derivative financial instruments
Fair value balances	$ 2,150	$ 165,100